UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 8568

John Hancock Bank and Thrift Opportunity Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel & Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Bank and Thrift Opportunity Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2008

John Hancock
Bank and Thrift Opportunity Fund
Securities owned by the Fund on
January 31, 2008 (unaudited)

Issuer	Shares	Value
Common stocks 95.81%		$576,687,752

(Cost $401,195,613)

Asset Management & Custody Banks 6.84%		41,186,323

Bank of New York Mellon Corp. (NY)	440,284	20,530,443
Northern Trust Corp. (IL)	70,000	5,135,200
State Street Corp. (MA)	189,000	15,520,680

Data Processing & Outsourced Services 1.53%		9,225,434

Metavante Technologies, Inc. (WI) (I)	122,298	2,708,901
Total Systems Services Inc. (GA)	282,101	6,516,533

Diversified Banks 11.49%		69,179,253

Comerica, Inc. (MI)	297,865	12,992,871
U.S. Bancorp. (MN)	640,774	21,754,277
Wachovia Corp. (NC)	364,738	14,199,250
Wells Fargo & Co. (CA)	594,909	20,232,855

Other Diversified Financial Services 8.30%		49,956,501

Avenue Bank (TN) (B)	300,000	2,034,000
Bank of America Corp. (NC)	478,260	21,210,831
Citigroup, Inc. (NY)	200,225	5,650,349
JPMorgan Chase & Co. (NY)	442,930	21,061,321

Regional Banks 60.35%		363,249,586

AmericanWest Bancorp. (WA)	369,271	4,497,721
Ameris Bancorp. (GA)	98,337	1,551,758
Bancorp.South, Inc. (MS)	75,000	1,839,000
Bank of the Ozarks, Inc. (AR)	110,450	2,686,144
Banner Corp. (WA)	41,525	1,072,591
BB&T Corp. (NC)	344,846	12,511,013
Beverly National Corp. (MA)	97,500	1,935,375
Boston Private Financial Holdings, Inc. (MA)	15,000	342,450
Bridge Capital Holdings (CA) (I)	129,784	2,790,356
Camden National Corp. (ME)	129,000	4,178,310
Capital City Bank Group, Inc. (FL) (L)	74,543	2,177,401
Cascade Bancorp. (OR)	136,740	1,763,946
City Holding Co. (WV)	41,459	1,592,855
City National Corp. (CA)	213,377	12,136,884
CoBiz, Inc. (CO)	320,486	4,582,950
Colonial BancGroup, Inc. (The) (AL)	806,207	12,657,450
Columbia Bancorp. (OR)	50,091	762,385
Cullen/Frost Bankers, Inc. (TX)	418,270	22,770,619
DNB Financial Corp. (PA)	78,515	1,138,467
East West Bancorp., Inc. (CA)	565,150	13,597,509
Eastern Virginia Bankshares, Inc. (VA)	100,000	1,927,000
ECB Bancorp., Inc. (NC)	65,000	1,690,000
F.N.B. Corp. (PA) (L)	245,049	3,815,413
First Horizon National Corp. (TN)	140,050	3,034,883
First Midwest Bancorp., Inc. (IL)	143,800	4,486,560
First National Lincoln Corp. (ME)	146,499	2,160,860
First Regional Bancorp. (CA) (I)	419,000	8,493,130
Glacier Bancorp., Inc. (MT)	496,921	9,247,700
Hancock Holding Co. (MS)	248,750	10,323,125
Harleysville National Corp. (PA)	151,897	2,301,240
Heritage Financial Corp. (WA)	100,000	2,035,000
Heritage Oaks Bancorp. (CA)	19,000	223,250
Huntington Bancshares, Inc. (OH)	625,215	8,409,142

John Hancock
Bank and Thrift Opportunity Fund
Securities owned by the Fund on
January 31, 2008 (unaudited)

IBERIABANK Corp. (LA)			60,000	3,084,600
Independent Bank Corp. (MI)			329,935	4,592,695
International Bancshares Corp. (TX)			220,370	4,570,474
KeyCorp (OH)			262,000	6,851,300
Lakeland Financial Corp. (IN)			144,802	3,207,364
Marshall & Ilsley Corp. (WI)			401,894	11,212,843
M&T Bank Corp. (NY)			211,157	19,377,878
MB Financial, Inc. (IL)			156,100	4,854,710
Northrim Bancorp., Inc. (AK)			77,232	1,605,653
North Valley Bancorp. (CA)			150,000	1,917,000
Pinnacle Financial Partners, Inc. (TN) (I)			55,000	1,229,250
PNC Financial Services Group, Inc. (PA)			310,178	20,353,880
Prosperity Bancshares, Inc. (TX)			260,895	7,500,731
Provident Bankshares Corp. (MD)			168,558	3,494,207
Regions Financial Corp. (AL)			225,893	5,701,539
S&T Bancorp., Inc. (PA)			154,700	4,812,717
Signature Bank (NY)			82,611	2,768,295
Smithtown Bancorp., Inc. (NY) (L)			49,500	1,038,510
Southcoast Financial Corp. (SC) (I)			68,789	932,091
Sterling Bancshares, Inc. (TX)			530,150	5,317,404
SunTrust Banks, Inc. (GA)			255,976	17,649,545
SVB Financial Group (CA) (I)			304,700	14,747,480
Synovus Financial Corp. (GA)			582,950	7,700,770
TCF Financial Corp. (MN)			398,166	8,461,028
TriCo Bancshares (CA)			53,000	946,050
Univest Corp. (PA)			200,218	5,205,668
Valley National Bancorp. (NJ) (L)			105,267	2,131,657
Westamerica Bancorp. (CA) (L)			40,000	1,980,800
Wilmington Trust Corp. (DE)			177,550	6,191,169
Zions Bancorp. (UT)			348,553	19,079,791

Thrifts & Mortgage Finance 7.29%				43,890,655

Astoria Financial Corp. (NY)			75,865	2,062,011
Benjamin Franklin Bancorp., Inc. (MA)			15,000	200,550
Berkshire Hills Bancorp., Inc. (MA)			341,224	8,110,894
FirstFed Financial Corp. (CA) (I)(L)			12,727	533,898
Flushing Financial Corp. (NY)			20,000	319,800
Hingham Institute for Savings (MA)			80,000	2,454,400
Hudson City Bancorp., Inc. (NJ)			292,810	4,796,228
LSB Corp. (MA)			65,000	1,050,400
People's United Financial, Inc. (CT)			878,576	14,839,149
Sovereign Bancorp., Inc. (PA)			83,400	1,039,998
United Financial Bancorp., Inc. (MA)			140,000	1,561,000
Washington Mutual, Inc. (WA)			292,312	5,822,855
WSFS Financial Corp. (DE)			20,628	1,099,472

		Credit	Par value
Issuer, description		rating (A)	(000)	Value
Capital preferred securities 0.92%				$5,531,100

(Cost $5,860,912)

Other Diversified Financial Services 0.92%				5,531,100

Preferred Term Securities XXV, Ltd.,
Zero Coupon, 6-22-37 (Cayman Islands) (F)		None	$3,000	2,502,600
Preferred Term Securities XXVII 3/22/2038
Zero Coupon, 3-22-38 (Cayman Islands) (F)		None	3,000	3,028,500

	Number of	Exercise	Expiration
Issuer	Contracts	Price	Date	Value
Purchased options 0.00%				$3,500

(Cost $23,100)

Options 0.00%				3,500

First Horizon National Corp. (Call)	350	15	May 08	3,500

John Hancock
Bank and Thrift Opportunity Fund
Securities owned by the Fund on
January 31, 2008 (unaudited)

	Interest	Maturity	Par value
Issuer, description, maturity date	rate	date	(000)	Value
Short-term investments 5.34%				$32,167,534
(Cost $32,167,534)

Certificates of Deposit 0.01%				71,865

Country Bank for Savings	5.640%	08-30-08	$2	1,610
First Bank Richmond	3.690	12-05-10	17	17,016
First Bank System, Inc.	4.889	05-02-08	4	4,260
First Federal Savings Bank of Louisiana	2.980	12-07-09	3	2,847
Framingham Cooperative Bank	3.750	09-10-09	3	3,401
Home Bank	4.150	12-04-10	16	16,275
Hudson Savings	4.800	04-20-09	2	1,785
Machias Savings Bank	3.540	05-24-09	2	1,672
Middlesex Savings Bank	5.120	08-17-08	2	1,652
Midstate Federal Savings and Loan Assn.	4.250	05-27-08	2	1,737
Milford Bank	3.400	05-27-09	2	1,666
Milford Federal Savings and Loan Assn.	3.650	02-28-08	2	1,683
Mount McKinley Savings Bank	4.030	12-03-09	2	1,565
Mount Washington Bank	5.000	05-31-08	2	1,666
Natick Federal Savings Bank	4.590	08-31-08	2	1,683
Newburyport Bank	3.400	10-20-08	2	1,777
Newtown Savings Bank	3.750	05-30-09	2	1,674
OBA Federal Savings Bank	4.600	06-15-09	1	1,146
Plymouth Savings	3.590	04-21-09	2	1,730
Randolph Savings Bank	4.000	09-13-09	2	1,714
Salem Five Bank	3.060	12-17-08	2	1,614
Sunshine Federal Savings and Loan Assn.	5.000	05-10-09	2	1,692

Joint Repurchase Agreement 3.43%				20,652,000

Repurchase Agreement with Barclays Plc
Inc. dated 01-31-2008 at 1.750% to be
repurchased at $20,653,348 on 02-01-2008,
collateralized by $12,159,823 U.S,
Treasury Inflation Indexed Bond, 3.675%,
due 04-15-2028 (valued at $21,065,040,
including interest) 1.750			20,652	20,652,000

		Interest
		rate	Shares

Cash Equivalents 1.90%				11,443,669

John Hancock Cash Investment Trust (T)(W)		4.29% (Y)	11,443,669	11,443,669

Total investments (Cost $439,247,159) 102.07%				$614,389,886

Other assets and liabilities, net (2.07%)				($12,461,936)

Total net assets 100.00%				$601,927,950

The percentage shown for each investment category is the total value of that category, as a percentage of the net assets of the Fund.

John Hancock
Bank and Thrift Opportunity Fund
Notes to Schedule of Investments
January 31, 2008 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where
Standard & Poor's ratings are not available unless indicated otherwise.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees. This security amounted to $2,034,000 or 0.34% of the Fund's net assets as of January 31, 2008.

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of January 31, 2008.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield as of January 31, 2008.

The cost of investments owned on January 31, 2008, including short-term investments, was $439,247,159. Gross unrealized appreciation and depreciation of investments aggregated $192,580,497 and $17,437,770, respectively, resulting in net unrealized appreciation of $175,142,727.

Notes to Schedule of Investments - Page 1

John Hancock
Bank and Thrift Opportunity Fund
Summary of written options outstanding on
January 31, 2008 (unaudited)

	Number of	Exercise	Expiration
Name of issuer	contracts	price	date	Value

CALLS
City National Corp.	200	$60	05-19-08	$35,000

Written options for the three months ended January 31, 2008 were as follows:
	NUMBER OF CONTRACTS	PREMIUMS RECEIVED

Outstanding, beginning of period	3	$492
Options written	450	105,798
Options expired	(253)	(66,491)

Outstanding, end of period	200	$39,799

Summary of written options

Notes to portfolio of investments

Security valuation

The net asset value of the common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf.

Securities lending

The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Any cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund receives compensation for lending their securities either in the form of fees, guarantees and/or by retaining a portion of interest on the investment of any cash received as collateral.

Options

The Fund may purchase and sell put and call options on securities (whether or not it holds the securities in its portfolio).

When the Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently “marked-to-market” to reflect the current market value of the option written. If an option expires or if the Fund enters into an offsetting purchase option, the Fund realizes a gain (or loss if the cost of an offsetting purchase option exceeds the premium received when the option was written). If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security with the proceeds of the sale increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option.

When the Fund purchases a put or call option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect the current market value of the option. If the purchased option expires, the Fund realizes a loss for the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the original cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid.

The Fund may use options to manage exposure to fluctuations in currency values. Writing puts and buying calls may increase the Fund’s exposure to the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the terms of the contract.

Notes to Schedule of Investments - Page 2

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent and dividend disburser
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

Stock symbol
Listed New York Stock Exchange: BTO

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Bank and Thrift Opportunity Fund.

P90Q1 1/08
3/08

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bank and Thrift Opportunity Fund

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: March 31, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: March 31, 2008